FINANCE RECEIVABLES - Impaired Finance Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 1.6	$ 3.7
Related allowance	1.6	2.4
Average recorded investment	2.6	3.5
Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Recorded investment	1.6	1.9
Related allowance	1.6	1.9
Average recorded investment	1.7	1.0
Sales-type Leases Portfolio Segment
Financing Receivable, Impaired [Line Items]
Recorded investment	0.0	1.8
Related allowance	0.0	0.5
Average recorded investment	$ 0.9	$ 2.5	$ 1.7